Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Loans
Gross loans	SFr 252,895		SFr 269,537
of which held at amortized cost	248,339		262,179
of which held at fair value	4,556		7,358
Net (unearned income)/deferred expenses	(86)		(71)
Allowance for credit losses	(1,522)	SFr (1,366)	(1,362)	SFr (1,359)	SFr (1,296)
Net loans	251,287		268,104
Non-performing loans	1,626		1,614
Non-interest-earning loans	286		338
Non-accrual loans	1,912		1,952	1,983	1,952
Restructured loans			484
Potential problem loans	1,323		977
Total other impaired loans	1,323		1,461
Gross impaired loans	3,235		3,413
Switzerland
Loans
Gross loans	158,830		166,982
Foreign
Loans
Gross loans	94,065		102,555
Corporate and institutional
Loans
Gross loans	111,040		118,713
of which held at amortized cost	105,039		107,421
Allowance for credit losses	(1,120)	(1,007)		(976)	(939)
Non-accrual loans	1,034		1,098	1,042	913
Corporate and institutional | Real estate
Loans
Gross loans	23,153		25,463
of which held at amortized cost	22,984		25,157
Non-accrual loans	334		127	143	167
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	58,665		62,740
of which held at amortized cost	55,816		59,366
Non-accrual loans	551		801	696	686
Corporate and institutional | Financial institutions
Loans
Gross loans	26,964		27,955
of which held at amortized cost	25,111		21,711
Non-accrual loans	138		159	192	41
Corporate and institutional | Governments and public institutions
Loans
Gross loans	2,258		2,555
of which held at amortized cost	1,128		1,187
Non-accrual loans	11		11	11	19
Consumer
Loans
Gross loans	141,855		150,824
of which held at amortized cost	141,841		150,808
Allowance for credit losses	(402)	SFr (359)		(383)	(357)
Non-accrual loans	878		854	941	1,039
Consumer | Mortgages
Loans
Gross loans	104,202		107,484
of which held at amortized cost	104,202		107,484
Non-accrual loans	396		383	503	572
Consumer | Loans collateralized by securities
Loans
Gross loans	31,776		37,639
of which held at amortized cost	31,776		37,639
Non-accrual loans	285		283	238	262
Consumer | Consumer finance
Loans
Gross loans	5,877		5,701
of which held at amortized cost	5,863		5,685
Non-accrual loans	197		188	SFr 200	SFr 205
Bank
Loans
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	SFr 102		SFr 130